Leases - The Group as a Lessee	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Leases - The Group as a Lessee
17.
Leases - The Group as a lessee

Nature of the Group’s leasing activities

Property and office equipment

The Group leases office space and office equipment for the purpose of back office operations.

(a)
Carrying amounts, additions and depreciation charge during the year

Right-of-use (“ROU”) assets:

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	24,858	22,832
Additions	813	2,754
Expiration of leases	(702)	(1,696)
Shorten of leases	(198)	—
Acquisition of subsidiaries	—	1,003
Currency revaluation adjustments	(381)	(35)
End of financial year	24,390	24,858
Accumulated depreciation
Beginning of financial year	9,439	6,797
Depreciation charge	4,556	4,330
Impairment	—	8
Expiration of leases	(702)	(1,696)
Shorten of leases	(153)	—
Currency revaluation adjustments	(225)	— *
End of financial year	12,915	9,439
Net book value	11,475	15,419

* Less than $1,000

Lease liabilities:

	2022	2021
	$’000	$’000
Current	4,104	4,439
Non-current	8,339	12,452
	12,443	16,891

(b)
Interest expense

	2022	2021	2020
	$’000	$’000	$’000
Interest expense on lease liabilities	648	742	727

17.
Leases - The Group as a lessee (continued)
(c)
Lease expense not capitalised in lease liabilities

	2022	2021	2020
	$’000	$’000	$’000
Short-term lease expense	112	94	68
Low-value lease expense	52	61	28
Total	164	155	96

(d)
Total cash outflow for all the leases was $5,136,000 (2021: $4,960,000, 2020: $4,630,000).
(e)
Future cash outflow which are not capitalised in lease liabilities

Extension option

The leases for certain office space contain extension periods, for which the related lease payment had not been included in lease liabilities as the Group is not reasonably certain to exercise these extension options. The Group negotiates extension options to maximise operational flexibility in terms of managing the assets used in the Group’s operations. Extension options are exercisable by the Group and not by the lessor.